Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of reserves within equity [line items]
Balance		₨ 719,319	₨ 892,241
Balance	$ 93,115	7,760,272	719,319
Capital reserve [member]
Disclosure of reserves within equity [line items]
Balance		281,394	263,531
Share-based payments expense during the year		229,260	152,054
Exercised during the year		(122,660)	(129,673)
Forfeited during the year		(9,301)	(4,518)
Expired during the year
Balance		378,693	281,394
Capital reserve [member] | Reserve of share-based payments [member]
Disclosure of reserves within equity [line items]
Balance		257,795	239,932
Share-based payments expense during the year		229,260	152,054
Exercised during the year		(122,660)	(129,673)
Forfeited during the year		(9,301)	(4,518)
Expired during the year
Balance		355,096	257,795
Capital reserve [member] | Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Balance		341	341
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance		341	341
Capital reserve [member] | Reserve On Expiry Of Warrant [Member]
Disclosure of reserves within equity [line items]
Balance		23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year			23,258
Balance		23,258	23,258
Capital reserve [member] | Warrants [member]
Disclosure of reserves within equity [line items]
Balance			23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year			(23,258)
Balance